Consolidated Statements of Cash Flows (USD $)	3 Months Ended		36 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (282,199)	$ (163,665)	$ (1,856,729)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	725	2,075	14,407
Stock based compensation	5,000		225,000
Amortization of debt discount	28,547		28,547
Change in fair value of derivative liabilities	(213,220)		(213,220)
Derivative expense	312,413		312,413
Loss on abandonment of land lease			58,725
(Increase) decrease in:
Prepaid expenses	(396)	50	(795)
Security deposits			(4,533)
Increase (decrease) in:
Accounts payable and accrued liabilities	72,266	60,590	452,633
Accounts payable - related party	33,704	59,226	234,463
Net Cash Used in Operating Activities	(43,160)	(41,725)	(749,089)
Cash Flows From Investing Activities:
Cash aquired in merger	1,131		1,131
Net proceeds from disposition of land lease			67,500
Cash payment for land lease			(135,000)
Purchase of property and equipment			(14,967)
Deposit for acquisition			(25,000)
Loan to related party	13,675		13,675
Net Cash Provided by (Used in) Investing Activities	14,806		(92,661)
Cash Flows From Financing Activities:
Proceeds from notes			50,000
Proceeds from related party notes			95,428
Repayment of related party notes	(975)	(975)	(19,529)
Proceeds from related party loans		17,000	16,706
Proceeds from issuance of preferred stock			732,001
Stock issuance costs, preferred stock			(232,000)
Proceeds from issuance of common stock	25,000		225,000
Stock issuance costs, common stock			(30,000)
Proceeds from convertible notes	10,000		10,000
Net Cash Provided by Financing Activities	34,025	16,025	847,606
Net change in cash	5,671	(25,700)	5,856
Cash at beginning of period	185	26,960
Cash at end of period	$ 5,856	$ 1,260	$ 5,856